Financial assets and liabilities (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 2,195,161	R$ 1,800,775
Lease liabilities	978,336	874,569	R$ 769,525	R$ 714,085
Accounts payable to selling shareholders	530,772	566,867
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables	128,080	108,222
Loans and financing	2,714,290	2,250,562
Lease liabilities	2,115,242	1,923,128
Accounts payable to selling shareholders	828,485	619,171
Financial liabilities contractual undiscounted	5,786,097	4,901,083
Later than one year [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables	128,080	108,222
Loans and financing	526,659	298,981
Lease liabilities	158,746	137,735
Accounts payable to selling shareholders	205,322	387,693
Financial liabilities contractual undiscounted	1,018,807	932,631
Later than one year and not later than three years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables
Loans and financing	1,494,287	1,383,255
Lease liabilities	303,211	268,724
Accounts payable to selling shareholders	150,565	231,478
Financial liabilities contractual undiscounted	1,948,063	1,883,457
Later than three years and not later than five years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables
Loans and financing	617,818	568,326
Lease liabilities	293,178	255,456
Accounts payable to selling shareholders	99,100
Financial liabilities contractual undiscounted	1,010,096	823,782
Later than five years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables
Loans and financing	75,526
Lease liabilities	1,360,107	1,261,213
Accounts payable to selling shareholders	373,498
Financial liabilities contractual undiscounted	R$ 1,809,131	R$ 1,261,213